BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents [note 5]		$ 226,178
Cash held in trust [note 5]	$ 226,178
Prepaid expenses and deposits	8,447	6,746
Note receivable [note 3]	291,727	0
Total current assets	526,352	232,924
Non-current assets
Note receivable [note 3]	0	271,147
Total assets	526,352	504,071
Current liabilities
Accounts payable and accrued liabilities	16,980	10,935
Due to related parties, non-interest bearing [note 5]	207,473	150,282
Total current liabilities	224,453	161,217
Stockholders' equity [note 4]
100,000,000 common shares with a par value of $0.001 per share Issued and outstanding 10,950,000 common shares	10,950	10,950
Additional paid-in capital	4,183,129	4,183,129
Deficit	(3,892,180)	(3,851,225)
Total Stockholders' equity	301,899	342,854
Total liabilities and stockholders' equity	$ 526,352	$ 504,071